Consolidated Statements of changes in equity (Statement) - EUR (€) € in Millions	Total	Issued capital [member]	Share premium [member]	Treasury shares [member]	Other equity securities [member]	Measurement Adjustment [Member]	Reserves [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity at beginning of period at Dec. 31, 2021	€ 5,946	€ 147	€ 218	€ (124)	€ 507	€ (1,299)	€ 4,707	€ 4,156	€ 1,790
Profit (loss)	305	0	0	0	0	0	188	188	117
Other Comprehensive Income and Expenses recognised directly in equity, net of tax	456	0	0	0	0	391	0	391	65
Total other comprehensive income reclassified to profit or loss, net of tax	131	0	0	0	0	131	0	131	0
Comprehensive income	892	0	0	0	0	522	188	710	182
Scrip dividend	(132)	3	0	0	0	0	(135)	(132)	0
Dividends recognised as distributions to non-controlling interests	(160)	0	0	0	0	0	0	0	(160)
Increase (decrease) in treasury share repurchase in equity	(446)	(5)	(218)	98	0	0	(321)	(446)	0
Shareholder remuneration	(738)	(2)	(218)	98	0	0	(456)	(578)	(160)
Increase (decrease) through change in equity of subsidiaries, equity	356	0	0	0	0	0	0	0	356
Increase (decrease) through share-based payment transactions, equity	0	0	0	0	0	0	0	0	0
Other treasury repurchase in equity instruments	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity	46	0	0	0	0	0	41	41	5
Other equity transactions	402	0	0	0	0	0	41	41	361
Perpetual subordinated bonds	(8)	0	0	0	1	0	(9)	(8)	0
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	(21)	0	0	0	0	0	(88)	(88)	67
Equity at end of period at Dec. 31, 2022	6,473	145	0	(26)	508	(777)	4,383	4,233	2,240
Merger impact	0	(138)	4,426	0	0	0	(4,288)	0	0
Profit (loss)	511	0	0	0	0	0	341	341	170
Other Comprehensive Income and Expenses recognised directly in equity, net of tax	(119)	0	0	0	0	(80)	0	(80)	(39)
Total other comprehensive income reclassified to profit or loss, net of tax	8	0	0	0	0	8	0	8	0
Comprehensive income	400	0	0	0	0	(72)	341	269	131
Scrip dividend	(136)	0	(58)	0	0	0	(78)	(136)	0
Dividends recognised as distributions to non-controlling interests	(379)	0	0	0	0	0	0	0	(379)
Increase (decrease) in treasury share repurchase in equity	(114)	0	(52)	(52)	0	0	(10)	(114)	0
Shareholder remuneration	(629)	0	(110)	(52)	0	0	(88)	(250)	(379)
Increase (decrease) through change in equity of subsidiaries, equity	117	0	0	0	0	0	0	0	117
Increase (decrease) through share-based payment transactions, equity	12	0	0	0	0	0	12	12	0
Other treasury repurchase in equity instruments	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity	17	0	0	0	0	0	15	15	2
Other equity transactions	146	0	0	0	0	0	27	27	119
Perpetual subordinated bonds	(513)	0	0	0	(508)	0	(5)	(513)	0
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	2	0	0	0	0	0	0	0	2
Equity at end of period at Dec. 31, 2023	5,879	7	4,316	(78)	0	(849)		3,766	2,113
Equity at beginning of period at Dec. 31, 2023	5,879	7	4,316	(78)	0	(849)		3,766	2,113
Profit (loss)	3,490	0	0	0	0	0	3,239	3,239	251
Other Comprehensive Income and Expenses recognised directly in equity, net of tax	268	0	0	0	0	158	0	158	110
Total other comprehensive income reclassified to profit or loss, net of tax	(15)	0	0	0	0	(15)	0	(15)	0
Comprehensive income	3,743	0	0	0	0	143	3,239	3,382	361
Scrip dividend	(130)	0	0	0	0	0	(130)	(130)	0
Dividends recognised as distributions to non-controlling interests	(446)	0	0	0	0	0	0	0	(446)
Increase (decrease) in treasury share repurchase in equity	(701)	0	0	0	0	0	(701)	(701)	0
Shareholder remuneration	(1,277)	0	0	0	0	0	(831)	(831)	(446)
Increase (decrease) through change in equity of subsidiaries, equity	22	0	0	0	0	0	0	0	22
Increase (decrease) through share-based payment transactions, equity	13	0	0	0	0	0	13	13	0
Other treasury repurchase in equity instruments	(272)	0	0	0	0	0	(272)	(272)	0
Increase (decrease) through other changes, equity	12	0	0	0	0	0	17	17	(5)
Other equity transactions	(225)	0	0	0	0	0	(242)	(242)	17
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	0	0	€ 0	0	0	0	0	0	0
Equity at end of period at Dec. 31, 2024	€ 8,120	€ 7		€ (78)	€ 0	€ (706)	€ 2,536	€ 6,075	€ 2,045